Financial Instruments (Details) - Schedule of Financial Assets and Financial Liabilities - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Financial assets:
Cash and restricted deposits		$ 3,634		$ 6,920
Government authorities	$ 100	45	$ 77	52
Other receivables		46		2,504
Investments in financial assets		591
Total financial assets at amortized cost		4,316		9,476
Credit from others		102		45
Warrants liability	1,714	2,737	10,252	359
Lease liability		27	45	18
Total financial and lease liabilities	$ 1,714	$ 2,866	$ 10,297	$ 422